Significant Accounting Policies - Summary of Estimated Impact of Adoption of IFRS 15 (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2018	Dec. 31, 2016
Disclosure of equity [line items]
Traffic revenue	¥ 148,117	¥ 138,064	[1]	¥ 121,873	[1],[2]
Other operating revenue	6,205	5,559	[1]	5,933	[1],[2]
Total operating revenue	154,322	143,623	[1]	127,806	[1],[2]
Profit before income tax	4,055	4,364	[1],[3]	8,874	[1],[2],[3]
Income tax	971	1,000	[1]	1,976	[1],[2]
Profit for the year	3,084	3,364	[1]	6,898	[1],[2]
Profit attributable to: Equity shareholders of the Company	2,640	2,895	[1]	5,961	[1],[2]
Non-controlling interests	444	469	[1]	937	[1],[2]
Earnings per share
Total comprehensive income for the year	3,001	3,619	[1]	7,011	[1],[2]
Total comprehensive income attributable to: Equity shareholders of the Company	2,552	3,048	[1]	6,028	[1],[2]
Non-controlling interests	449	571	[1]	983	[1],[2]
Deferred tax assets	2,692	1,566	[1]
Non-current assets	290,190	222,877	[1]
Contract liabilities	(3,331)	(3,711)		(3,261)
Sales in advance of carriage	10,303	8,594	[1]
Current income tax	563	369	[1]
Total current liabilities	(95,490)	(83,687)	[1]
Total assets less current liabilities		163,262
Other non-current liabilities	(1,782)	(2,036)	[1]
Total non-current liabilities	(134,109)	(84,793)	[1]
Reserves	51,839	52,990	[1]
Total equity attributable to equity shareholders of the Company	64,106	65,257	[1]
Non-controlling interests	13,223	13,212	[1]
Total equity	77,329	78,469	[1]	62,543	[1],[2]		¥ 54,976
Profit before income tax	4,055	4,364	[1],[3]	8,874	[1],[2],[3]
(Increase)/decrease in sales in advance of carriage	1,709	1,441	[3]	(567)	[2],[3]
(Increase)/decrease in deferred revenue	¥ 73	(147)	[3]	¥ 362	[2],[3]
Amounts reported in accordance with IFRS 15 [member]
Disclosure of equity [line items]
Traffic revenue		138,064
Other operating revenue		5,559
Total operating revenue		143,623
Profit before income tax		4,364
Income tax		(1,000)
Profit for the year		3,364
Profit attributable to: Equity shareholders of the Company		2,895
Non-controlling interests		¥ 469
Earnings per share
Basic and diluted		¥ 0.27
Total comprehensive income for the year		¥ 3,619
Total comprehensive income attributable to: Equity shareholders of the Company		3,048
Non-controlling interests		571
Deferred tax assets		1,566
Non-current assets		222,877
Contract liabilities		(1,693)
Sales in advance of carriage		(8,594)
Deferred revenue		0
Current income tax		(369)
Total current liabilities		(83,687)
Total assets less current liabilities		163,262
Deferred revenue		0
Other non-current liabilities		(2,036)
Total non-current liabilities		(84,793)
Reserves		(52,990)
Total equity attributable to equity shareholders of the Company		(65,257)
Non-controlling interests		(13,212)
Total equity		(78,469)
Profit before income tax		4,364
Increase in contract liabilities		232
(Increase)/decrease in sales in advance of carriage		1,441
(Increase)/decrease in deferred revenue		0
Increase in other non-current liabilities		218
Hypothetical Amounts under IASs 18 and 11 [member]
Disclosure of equity [line items]
Traffic revenue		136,641
Other operating revenue		6,855
Total operating revenue		143,496
Profit before income tax		4,237
Income tax		(968)
Profit for the year		3,269
Profit attributable to: Equity shareholders of the Company		2,805
Non-controlling interests		¥ 464
Earnings per share
Basic and diluted		¥ 0.26
Total comprehensive income for the year		¥ 3,524
Total comprehensive income attributable to: Equity shareholders of the Company		2,958
Non-controlling interests		566
Deferred tax assets		1,570
Non-current assets		222,881
Contract liabilities		0
Sales in advance of carriage		(9,357)
Deferred revenue		(1,808)
Current income tax		(130)
Total current liabilities		(84,326)
Total assets less current liabilities		162,627
Deferred revenue		(2,057)
Other non-current liabilities		(18)
Total non-current liabilities		(84,832)
Reserves		(52,374)
Total equity attributable to equity shareholders of the Company		(64,641)
Non-controlling interests		(13,154)
Total equity		(77,795)
Profit before income tax		4,237
Increase in contract liabilities		0
(Increase)/decrease in sales in advance of carriage		1,504
(Increase)/decrease in deferred revenue		514
Increase in other non-current liabilities		0
Difference: Estimated impact of adoption of IFRS 15 on 2018 [member]
Disclosure of equity [line items]
Traffic revenue		1,423
Other operating revenue		(1,296)
Total operating revenue		127
Profit before income tax		127
Income tax		(32)
Profit for the year		95
Profit attributable to: Equity shareholders of the Company		90
Non-controlling interests		¥ 5
Earnings per share
Basic and diluted		¥ 0.01
Total comprehensive income for the year		¥ 95
Total comprehensive income attributable to: Equity shareholders of the Company		90
Non-controlling interests		5
Deferred tax assets		(4)
Non-current assets		(4)
Contract liabilities		(1,693)
Sales in advance of carriage		763
Deferred revenue		1,808
Current income tax		(239)
Total current liabilities		639
Total assets less current liabilities		635
Deferred revenue		2,057
Other non-current liabilities		(2,018)
Total non-current liabilities		39
Reserves		(616)
Total equity attributable to equity shareholders of the Company		(616)				¥ 526
Non-controlling interests		(58)				53
Total equity		(674)				¥ 579
Profit before income tax		127
Increase in contract liabilities		232
(Increase)/decrease in sales in advance of carriage		(63)
(Increase)/decrease in deferred revenue		(514)
Increase in other non-current liabilities		¥ 218

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[3]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018 and 2017, cash payments under operating leases made by the Group as a lessee of RMB9,920 million and RMB8,996 million, respectively, were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).